SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 19:     SUBSEQUENT EVENTS

1.
In March 2025, our board of directors approved an additional $50,000 expansion of the previously authorized share repurchase program (which was approved in February 2024 and expanded in April 2024), to a total of $125,000. This expansion of the program is subject to the issuance of the Company’s audited annual financial report for the year 2024, which is part of this annual report.

2.
On February 13, 2025, a purported shareholder filed a putative derivative action on behalf of the Company in the SDNY against all of the Company’s directors and certain of its officers and former directors, principally alleging that the Board breached its duties by allowing the Company to make material misrepresentations and/or omissions in various public disclosures concerning the Company’s search advertising business and partnership with Microsoft Bing (the “Derivative Action”).  The Derivative Action is currently pending.  The Company also disputes the allegations of wrongdoing and intends to defend against them vigorously.